APPROVAL OF CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Sep. 30, 2025
Approval Of Condensed Consolidated Financial Statements
APPROVAL OF CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
21.	APPROVAL OF CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
These condensed consolidated financial statements were approved by the board of directors for issue on February 6, 2026.